Schedule of Investments (unaudited)
February 28, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.	178,009	$ 6,897,849
Astronics Corp.(a)	70,285	1,033,892
HEICO Corp., Class A	8,085	993,808
Moog, Inc., Class A	45,095	3,747,846
Vectrus, Inc.(a)	29,017	1,330,139
		14,003,534
Air Freight & Logistics — 0.7%
Hub Group, Inc., Class A(a)	332,610	28,072,284
Airlines — 0.1%
Mesa Air Group, Inc.(a)(b)	93,800	408,030
Spirit Airlines, Inc.(a)	142,101	3,563,893
		3,971,923
Auto Components — 1.0%
Cooper-Standard Holdings, Inc.(a)(b)	91,859	1,168,446
Fox Factory Holding Corp.(a)	44,964	5,306,651
Goodyear Tire & Rubber Co.(a)	1,087,069	16,838,699
LCI Industries	102,697	12,787,830
Modine Manufacturing Co.(a)	67,395	680,689
Patrick Industries, Inc.	34,734	2,477,924
Standard Motor Products, Inc.	16,253	710,419
XPEL, Inc.(a)	35,613	2,585,504
		42,556,162
Automobiles — 0.5%
Fisker, Inc.(a)(b)	175,939	2,146,456
Winnebago Industries, Inc.	324,041	20,761,307
		22,907,763
Banks — 7.9%
Ameris Bancorp	30,436	1,506,582
Banc of California, Inc.	103,334	2,030,513
BancFirst Corp.	86,240	6,737,931
Bancorp, Inc.(a)	99,550	2,916,815
BankFinancial Corp.	51,173	558,297
Banner Corp.	61,493	3,788,584
Cadence Bank	222,619	7,039,213
Capital City Bank Group, Inc.	151,324	4,247,665
Capstar Financial Holdings, Inc.	92,484	1,979,158
Carter Bankshares, Inc.(a)	56,287	937,741
Cathay General Bancorp	28,122	1,322,578
Community Trust Bancorp, Inc.	55,506	2,346,794
ConnectOne Bancorp, Inc.	17,391	573,903
Equity Bancshares, Inc., Class A	15,661	492,538
Financial Institutions, Inc.	24,794	791,920
First BanCorp	66,122	933,643
First Busey Corp.	35,164	965,252
First Citizens BancShares, Inc., Class A	8,209	6,472,386
First Commonwealth Financial Corp.	70,246	1,134,473
First Community Bankshares, Inc.	70,120	2,056,620
First Financial Bankshares, Inc.	208,530	9,992,758
First Financial Corp.	76,061	3,537,597
First Financial Northwest, Inc.	131,839	2,217,532
First Horizon Corp.	134,578	3,159,891
First Interstate BancSystem, Inc., Class A	1,024,285	41,585,971
First United Corp.	33,701	803,432
Fulton Financial Corp.	734,857	13,242,123
Glacier Bancorp, Inc.	342,407	18,969,348
Hancock Whitney Corp.	289,225	16,104,048
HBT Financial, Inc.	156,158	2,988,864
Heartland Financial USA, Inc.	697,885	34,629,054
Heritage Commerce Corp.	230,920	2,745,639
Security	Shares	Value
Banks (continued)
Independent Bank Corp.	108,759	$ 2,588,464
Investors Bancorp, Inc.	359,292	6,014,548
Lakeland Bancorp, Inc.	146,923	2,650,491
Mercantile Bank Corp.	58,067	2,140,930
Mid Penn Bancorp, Inc.	107,521	3,009,513
Midland States Bancorp, Inc.	105,987	3,111,778
Northrim BanCorp, Inc.	88,265	3,953,389
OceanFirst Financial Corp.	346,043	7,744,442
Peapack-Gladstone Financial Corp.	98,776	3,725,831
Republic Bancorp, Inc., Class A	37,006	1,697,835
Republic First Bancorp, Inc.(a)	1,381,067	7,167,738
Sandy Spring Bancorp, Inc.	313,637	14,769,166
ServisFirst Bancshares, Inc.	8,389	733,031
Sierra Bancorp	91,188	2,447,486
Simmons First National Corp., Class A	25,997	741,434
SmartFinancial, Inc.	37,109	968,174
South Plains Financial, Inc.	43,917	1,215,183
South State Corp.	463,769	41,739,210
TriCo Bancshares	40,648	1,764,123
TriState Capital Holdings, Inc.(a)	45,444	1,508,741
UMB Financial Corp.	28,056	2,857,784
Univest Financial Corp.	104,006	3,014,094
Washington Trust Bancorp, Inc.	67,911	3,685,530
WesBanco, Inc.	504,565	18,436,805
Wintrust Financial Corp.	29,985	2,979,310
		339,473,893
Biotechnology — 6.9%
89bio, Inc.(a)	124,514	576,500
ACADIA Pharmaceuticals, Inc.(a)	112,436	2,856,999
Adverum Biotechnologies, Inc.(a)	339,595	455,057
Agenus, Inc.(a)	851,654	2,299,466
Agios Pharmaceuticals, Inc.(a)	77,266	2,405,291
Akebia Therapeutics, Inc.(a)	263,155	568,415
Akero Therapeutics, Inc.(a)	47,705	845,810
Alector, Inc.(a)	238,029	3,770,379
Alkermes PLC(a)	413,016	10,267,578
Allakos, Inc.(a)	76,002	424,851
Allogene Therapeutics, Inc.(a)	402,726	3,684,943
Amicus Therapeutics, Inc.(a)	171,930	1,399,510
Anika Therapeutics, Inc.(a)	27,066	879,645
Apellis Pharmaceuticals, Inc.(a)	53,673	2,282,713
Applied Molecular Transport, Inc.(a)	92,049	604,762
Aptinyx, Inc.(a)	222,213	675,527
Arcus Biosciences, Inc.(a)	118,506	4,408,423
Arcutis Biotherapeutics, Inc.(a)	54,143	963,745
Arena Pharmaceuticals, Inc.(a)	70,567	6,701,748
Arrowhead Pharmaceuticals, Inc.(a)	49,701	2,186,844
Atara Biotherapeutics, Inc.(a)(b)	406,003	5,217,139
Atossa Therapeutics, Inc.(a)(b)	541,679	660,848
Atreca, Inc., Class A(a)	264,456	476,021
Avidity Biosciences, Inc.(a)	92,733	1,572,752
Avrobio, Inc.(a)	479,127	694,734
Beam Therapeutics, Inc.(a)(b)	25,899	2,029,187
BioAtla, Inc.(a)	69,584	450,904
BioCryst Pharmaceuticals, Inc.(a)	280,297	4,655,733
Biohaven Pharmaceutical Holding Co. Ltd.(a)	40,744	4,836,720
Bioxcel Therapeutics, Inc.(a)	37,409	684,959
Black Diamond Therapeutics, Inc.(a)(b)	174,452	547,779
Blueprint Medicines Corp.(a)	124,918	7,563,785
Bridgebio Pharma, Inc.(a)	338,381	2,639,372
Brooklyn ImmunoTherapeutics, Inc.(a)	224,510	507,393
C4 Therapeutics, Inc.(a)	69,381	1,556,216

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
CareDx, Inc.(a)(b)	16,862	$ 647,164
Caribou Biosciences, Inc.(a)	46,540	464,469
Clovis Oncology, Inc.(a)(b)	333,928	687,892
Coherus Biosciences, Inc.(a)	567,800	6,694,362
Crinetics Pharmaceuticals, Inc.(a)	27,426	549,069
Cue Biopharma, Inc.(a)(b)	83,771	485,872
Curis, Inc.(a)	154,558	517,769
Deciphera Pharmaceuticals, Inc.(a)(b)	444,236	3,425,060
Denali Therapeutics, Inc.(a)	276,002	8,986,625
Dynavax Technologies Corp.(a)(b)	184,393	2,260,658
Dyne Therapeutics, Inc.(a)(b)	75,522	647,224
Editas Medicine, Inc.(a)(b)	271,190	4,642,773
Emergent BioSolutions, Inc.(a)	171,863	7,111,691
Enanta Pharmaceuticals, Inc.(a)	99,046	6,974,819
Fate Therapeutics, Inc.(a)(b)	188,614	6,516,614
FibroGen, Inc.(a)	65,214	917,561
Frequency Therapeutics, Inc.(a)	182,649	518,723
G1 Therapeutics, Inc.(a)(b)	147,843	1,568,614
Global Blood Therapeutics, Inc.(a)(b)	27,628	834,366
Gossamer Bio, Inc.(a)	150,813	1,361,841
Gritstone bio, Inc.(a)	146,399	746,635
Halozyme Therapeutics, Inc.(a)	440,665	15,630,388
Harpoon Therapeutics, Inc.(a)	101,369	415,613
Heron Therapeutics, Inc.(a)(b)	601,947	4,273,824
Homology Medicines, Inc.(a)	162,866	568,402
Inovio Pharmaceuticals, Inc.(a)(b)	602,830	1,953,169
Inozyme Pharma, Inc.(a)(b)	87,594	505,417
Insmed, Inc.(a)(b)	226,032	5,402,165
Intellia Therapeutics, Inc.(a)	75,737	7,486,602
Intercept Pharmaceuticals, Inc.(a)	188,539	2,688,566
Invitae Corp.(a)(b)	999,295	10,782,393
Ironwood Pharmaceuticals, Inc.(a)	1,003,354	10,796,089
Karuna Therapeutics, Inc.(a)	6,532	685,860
Karyopharm Therapeutics, Inc.(a)(b)	683,660	7,062,208
Kiniksa Pharmaceuticals Ltd., Class A(a)	411,001	4,208,650
Kura Oncology, Inc.(a)	57,297	909,303
Kymera Therapeutics, Inc.(a)	14,280	567,773
Ligand Pharmaceuticals, Inc.(a)	5,961	603,372
MacroGenics, Inc.(a)(b)	201,761	1,886,465
Madrigal Pharmaceuticals, Inc.(a)(b)	34,690	3,220,966
MannKind Corp.(a)(b)	540,568	1,416,288
Mirum Pharmaceuticals, Inc.(a)	62,373	1,478,240
Myriad Genetics, Inc.(a)	171,955	4,192,263
Natera, Inc.(a)	50,276	3,305,647
NextCure, Inc.(a)	277,718	1,360,818
Ocugen, Inc.(a)(b)	319,284	1,123,880
Olema Pharmaceuticals, Inc.(a)(b)	140,633	658,162
OPKO Health, Inc.(a)	795,289	2,489,255
Organogenesis Holdings, Inc.(a)	69,706	518,613
Oyster Point Pharma, Inc.(a)	119,938	1,194,582
Passage Bio, Inc.(a)	158,138	525,018
PMV Pharmaceuticals, Inc.(a)(b)	32,904	521,199
Poseida Therapeutics, Inc.(a)	161,459	589,325
Precision BioSciences, Inc.(a)	128,467	545,985
PTC Therapeutics, Inc.(a)	175,715	6,171,111
Puma Biotechnology, Inc.(a)	232,504	534,759
Radius Health, Inc.(a)(b)	108,852	905,649
Recursion Pharmaceuticals, Inc., Class A(a)	47,973	525,304
REGENXBIO, Inc.(a)	74,714	1,958,254
Relay Therapeutics, Inc.(a)(b)	218,133	5,259,187
REVOLUTION Medicines, Inc.(a)(b)	45,308	857,227
Rigel Pharmaceuticals, Inc.(a)(b)	762,861	1,914,781
Security	Shares	Value
Biotechnology (continued)
Sangamo Therapeutics, Inc.(a)	612,753	$ 3,584,605
Seres Therapeutics, Inc.(a)	198,647	1,589,176
Solid Biosciences, Inc.(a)	139,978	114,026
Sorrento Therapeutics, Inc.(a)(b)	869,681	2,200,293
Spectrum Pharmaceuticals, Inc.(a)	1,242,483	844,888
SpringWorks Therapeutics, Inc.(a)(b)	14,835	839,513
Sutro Biopharma, Inc.(a)	138,342	1,234,011
Taysha Gene Therapies, Inc.(a)	79,216	504,606
TG Therapeutics, Inc.(a)(b)	203,795	2,011,457
Travere Therapeutics, Inc.(a)	57,698	1,572,847
Twist Bioscience Corp.(a)	107,420	6,009,075
Ultragenyx Pharmaceutical, Inc.(a)	81,909	5,514,114
UroGen Pharma Ltd.(a)(b)	71,805	430,830
Veracyte, Inc.(a)	255,090	7,091,502
Vir Biotechnology, Inc.(a)	125,768	3,168,096
Xencor, Inc.(a)(b)	40,446	1,266,364
Y-mAbs Therapeutics, Inc.(a)	94,368	859,692
		295,439,416
Building Products — 1.5%
Builders FirstSource, Inc.(a)(b)	450,789	33,547,717
Gibraltar Industries, Inc.(a)	41,799	2,019,728
Griffon Corp.	22,196	511,618
JELD-WEN Holding, Inc.(a)	202,549	4,674,831
Resideo Technologies, Inc.(a)	236,517	6,087,947
Trex Co., Inc.(a)	12,051	1,106,764
UFP Industries, Inc.	213,995	18,350,071
		66,298,676
Capital Markets — 2.5%
Artisan Partners Asset Management, Inc., Class A	224,806	8,567,357
AssetMark Financial Holdings, Inc.(a)	271,173	6,369,854
B Riley Financial, Inc.	56,214	3,347,544
Cohen & Steers, Inc.	111,063	9,024,979
Cowen, Inc., Class A	173,535	5,145,313
Donnelley Financial Solutions, Inc.(a)	88,398	2,837,576
Hamilton Lane, Inc., Class A	151,773	11,853,471
Houlihan Lokey, Inc.	31,343	3,223,941
Moelis & Co., Class A	97,791	4,714,504
Oppenheimer Holdings, Inc., Class A	19,253	831,537
Piper Sandler Cos.	26,062	3,857,437
Sculptor Capital Management, Inc.	44,361	568,264
Stifel Financial Corp.	549,671	40,400,818
Virtus Investment Partners, Inc.	31,200	7,507,344
WisdomTree Investments, Inc.	207,103	1,165,990
		109,415,929
Chemicals — 2.5%
Avient Corp.	443,086	23,213,276
Cabot Corp.	234,083	17,125,512
Ecovyst, Inc.	115,257	1,259,759
HB Fuller Co.	402,341	27,508,054
Ingevity Corp.(a)	70,320	4,797,934
Innospec, Inc.	99,932	9,543,506
Livent Corp.(a)(b)	124,198	2,924,863
Quaker Chemical Corp.	28,364	5,264,642
Sensient Technologies Corp.	51,742	4,249,570
Stepan Co.	82,659	8,565,126
Trinseo PLC	16,069	834,945
		105,287,187
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	38,135	1,709,592
ACCO Brands Corp.	1,049,532	9,025,975
BrightView Holdings, Inc.(a)	181,926	2,457,820

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Cimpress PLC(a)(b)	38,650	$ 2,434,564
Deluxe Corp.	58,182	1,810,042
Ennis, Inc.	40,983	769,661
KAR Auction Services, Inc.(a)	366,084	6,757,911
Kimball International, Inc., Class B	460,831	4,271,903
Matthews International Corp., Class A	125,841	4,175,404
Steelcase, Inc., Class A	616,313	7,500,529
Tetra Tech, Inc.	180,580	28,670,687
		69,584,088
Communications Equipment — 0.5%
Calix, Inc.(a)	249,722	13,569,894
Casa Systems, Inc.(a)	163,431	679,873
NETGEAR, Inc.(a)	233,215	6,205,851
		20,455,618
Construction & Engineering — 2.2%
Ameresco, Inc., Class A(a)	69,027	4,434,985
Comfort Systems USA, Inc.	10,153	872,955
EMCOR Group, Inc.	491,570	56,795,998
Fluor Corp.(a)	245,342	5,314,108
Granite Construction, Inc.	19,252	582,758
MasTec, Inc.(a)	133,990	10,553,052
Matrix Service Co.(a)(b)	81,216	563,639
MYR Group, Inc.(a)	59,998	5,384,821
Primoris Services Corp.	315,304	8,314,566
Tutor Perini Corp.(a)	233,955	2,292,759
		95,109,641
Construction Materials — 0.2%
Summit Materials, Inc., Class A(a)	298,433	9,317,078
Consumer Finance — 0.9%
Encore Capital Group, Inc.(a)	24,645	1,626,323
Enova International, Inc.(a)	72,492	2,955,499
LendingClub Corp.(a)	71,401	1,326,631
LendingTree, Inc.(a)	88,024	10,651,784
PRA Group, Inc.(a)(b)	285,488	12,741,329
PROG Holdings, Inc.(a)	272,564	8,351,361
Regional Management Corp.	61,223	3,142,577
		40,795,504
Containers & Packaging — 0.1%
Greif, Inc., Class A	60,505	3,478,433
Ranpak Holdings Corp.(a)	28,601	692,144
		4,170,577
Diversified Consumer Services — 0.3%
2U, Inc.(a)(b)	472,926	4,965,723
Coursera, Inc.(a)	32,358	657,838
Houghton Mifflin Harcourt Co.(a)	45,031	943,399
Perdoceo Education Corp.(a)(b)	159,421	1,669,138
Strategic Education, Inc.	66,998	3,954,222
		12,190,320
Diversified Telecommunication Services — 0.7%
Bandwidth, Inc., Class A(a)(b)	317,221	9,691,102
EchoStar Corp., Class A(a)(b)	96,799	2,356,088
Iridium Communications, Inc.(a)	387,228	15,330,356
Ooma, Inc.(a)	55,236	923,546
		28,301,092
Electric Utilities — 0.5%
Portland General Electric Co.	390,258	19,813,399
Electrical Equipment — 0.5%
Atkore, Inc.(a)(b)	131,751	13,400,394
Security	Shares	Value
Electrical Equipment (continued)
AZZ, Inc.	13,589	$ 668,986
Bloom Energy Corp., Class A(a)(b)	295,449	6,558,968
LSI Industries, Inc.	73,401	500,595
Sunrun, Inc.(a)(b)	44,559	1,215,570
		22,344,513
Electronic Equipment, Instruments & Components — 1.8%
Benchmark Electronics, Inc.	53,002	1,385,472
ePlus, Inc.(a)	305,892	14,346,335
FARO Technologies, Inc.(a)(b)	94,954	5,197,782
Insight Enterprises, Inc.(a)(b)	26,137	2,718,248
Knowles Corp.(a)	1,125,646	24,516,570
OSI Systems, Inc.(a)	188,879	15,236,869
PAR Technology Corp.(a)(b)	14,408	604,271
PC Connection, Inc.	179,689	8,767,026
ScanSource, Inc.(a)	137,903	4,354,977
Vishay Intertechnology, Inc.	85,563	1,641,954
		78,769,504
Energy Equipment & Services — 1.3%
Archrock, Inc.	547,887	4,574,856
Cactus, Inc., Class A	88,969	4,507,170
ChampionX Corp.(a)	508,561	10,888,291
Dril-Quip, Inc., Class A(a)	36,993	1,066,878
Helix Energy Solutions Group, Inc.(a)(b)	184,756	748,262
Helmerich & Payne, Inc.	101,802	3,688,286
Liberty Oilfield Services, Inc., Class A(a)	86,924	1,084,812
Oceaneering International, Inc.(a)	769,864	11,270,809
Oil States International, Inc.(a)	114,907	600,964
Patterson-UTI Energy, Inc.	400,330	5,776,762
ProPetro Holding Corp.(a)	819,390	10,463,610
Solaris Oilfield Infrastructure, Inc., Class A	137,118	1,426,027
		56,096,727
Entertainment — 0.6%
AMC Entertainment Holdings, Inc., Class A(a)	614,543	11,590,281
Cinemark Holdings, Inc.(a)	619,779	10,870,924
Gaia, Inc.(a)(b)	82,618	560,976
IMAX Corp.(a)	33,371	690,112
Lions Gate Entertainment Corp., Class A(a)	37,907	582,251
Marcus Corp.(a)	103,487	1,881,394
		26,175,938
Equity Real Estate Investment Trusts (REITs) — 5.6%
Acadia Realty Trust	611,369	13,107,751
Alexander & Baldwin, Inc.	154,636	3,468,485
American Assets Trust, Inc.	42,742	1,562,648
Apartment Investment and Management Co., Class A(a)	658,169	4,699,327
Armada Hoffler Properties, Inc.	269,536	3,956,788
Ashford Hospitality Trust, Inc.(a)	94,148	810,614
Braemar Hotels & Resorts, Inc.(a)(b)	2,318,657	13,819,196
Brandywine Realty Trust	64,165	855,319
CorePoint Lodging, Inc.(a)	61,709	985,493
Corporate Office Properties Trust	550,194	14,420,585
CTO Realty Growth, Inc.	13,534	848,446
DiamondRock Hospitality Co.(a)	332,034	3,170,925
DigitalBridge Group, Inc.(a)	468,553	3,397,009
Easterly Government Properties, Inc.	134,475	2,799,769
EastGroup Properties, Inc.	312,364	59,586,557
Essential Properties Realty Trust, Inc.	56,342	1,424,326
First Industrial Realty Trust, Inc.	153,569	8,842,503
Four Corners Property Trust, Inc.	304,092	8,021,947
Gladstone Land Corp.	28,837	861,938
Independence Realty Trust, Inc.	210,085	5,308,848

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
iStar, Inc.	103,312	$ 2,595,197
Macerich Co.	194,282	2,972,515
National Storage Affiliates Trust	511,678	29,815,477
Necessity Retail REIT, Inc.	680,265	4,789,066
NexPoint Residential Trust, Inc.	86,423	7,343,362
Outfront Media, Inc.	444,474	11,867,456
Paramount Group, Inc.	104,729	1,171,918
Physicians Realty Trust	55,464	901,845
Piedmont Office Realty Trust, Inc., Class A	203,665	3,470,452
Plymouth Industrial REIT, Inc.	55,322	1,442,798
PotlatchDeltic Corp.	17,602	966,350
Retail Value, Inc.	203,355	630,400
RPT Realty	79,561	1,030,315
Seritage Growth Properties, Class A(a)	52,544	535,423
Terreno Realty Corp.	259,877	17,876,939
Whitestone REIT	66,340	781,485
		240,139,472
Food & Staples Retailing — 1.1%
Andersons, Inc.	98,094	4,473,086
BJ’s Wholesale Club Holdings, Inc.(a)	196,965	12,383,190
Chefs’ Warehouse, Inc.(a)(b)	92,594	3,041,713
Performance Food Group Co.(a)	348,413	19,525,064
PriceSmart, Inc.	11,243	817,591
Rite Aid Corp.(a)(b)	179,680	1,645,869
SpartanNash Co.	81,729	2,299,854
Sprouts Farmers Market, Inc.(a)	161,547	4,600,859
		48,787,226
Food Products — 0.6%
Hostess Brands, Inc.(a)	678,486	14,614,588
John B. Sanfilippo & Son, Inc.	22,692	1,804,468
Mission Produce, Inc.(a)	33,990	441,190
Sanderson Farms, Inc.	7,530	1,344,783
Seneca Foods Corp., Class A(a)	73,334	3,648,367
Vital Farms, Inc.(a)(b)	405,269	5,775,083
		27,628,479
Gas Utilities — 1.4%
Brookfield Infrastructure Corp., Class A	158,518	11,166,008
South Jersey Industries, Inc.	595,355	20,200,395
Southwest Gas Holdings, Inc.	400,075	28,381,321
		59,747,724
Health Care Equipment & Supplies — 2.9%
Accuray, Inc.(a)	374,158	1,298,328
Alphatec Holdings, Inc.(a)	51,998	573,018
Artivion, Inc.(a)(b)	175,531	3,431,631
AtriCure, Inc.(a)	66,804	4,639,538
Atrion Corp.	5,188	3,711,807
Axonics, Inc.(a)(b)	22,316	1,266,656
Cardiovascular Systems, Inc.(a)	131,124	2,761,471
Cerus Corp.(a)(b)	258,159	1,515,393
Haemonetics Corp.(a)	299,958	17,310,576
Heska Corp.(a)	64,425	9,148,350
Integer Holdings Corp.(a)	176,020	14,762,797
Intersect ENT, Inc.(a)	52,218	1,420,330
LeMaitre Vascular, Inc.	91,624	4,349,391
Merit Medical Systems, Inc.(a)	159,719	10,386,527
Mesa Laboratories, Inc.	12,018	3,068,556
Natus Medical, Inc.(a)	185,776	5,168,288
Nevro Corp.(a)	16,827	1,206,496
OraSure Technologies, Inc.(a)(b)	638,634	4,981,345
Ortho Clinical Diagnostics Holdings PLC(a)	74,855	1,324,185
SeaSpine Holdings Corp.(a)	50,311	637,440
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Shockwave Medical, Inc.(a)	97,168	$ 17,221,085
SI-BONE, Inc.(a)	33,159	731,488
Silk Road Medical, Inc.(a)	75,012	2,785,196
STAAR Surgical Co.(a)	74,304	5,893,793
Tactile Systems Technology, Inc.(a)	127,902	2,604,085
Varex Imaging Corp.(a)	81,242	1,920,561
		124,118,331
Health Care Providers & Services — 2.6%
1Life Healthcare, Inc.(a)(b)	428,866	4,636,041
Addus HomeCare Corp.(a)(b)	24,272	2,064,091
AMN Healthcare Services, Inc.(a)(b)	62,308	6,613,371
Aveanna Healthcare Holdings, Inc.(a)	141,211	741,358
Community Health Systems, Inc.(a)	59,673	627,163
CorVel Corp.(a)(b)	21,469	3,414,859
Covetrus, Inc.(a)	47,656	844,464
Cross Country Healthcare, Inc.(a)	129,762	2,897,585
Ensign Group, Inc.	86,006	7,227,944
Fulgent Genetics, Inc.(a)	71,108	4,430,028
Hanger, Inc.(a)	40,101	726,630
HealthEquity, Inc.(a)	59,553	3,198,592
LHC Group, Inc.(a)	238,443	32,468,783
Option Care Health, Inc.(a)	32,450	833,965
Owens & Minor, Inc.	57,058	2,519,111
Patterson Cos., Inc.	295,396	8,832,340
PetIQ, Inc.(a)	212,845	4,222,845
Progyny, Inc.(a)(b)	226,553	8,917,126
R1 RCM, Inc.(a)	47,137	1,281,655
Select Medical Holdings Corp.	289,404	6,699,703
Tenet Healthcare Corp.(a)	30,716	2,641,269
Tivity Health, Inc.(a)	40,795	1,112,888
U.S. Physical Therapy, Inc.	41,414	3,808,846
Viemed Healthcare, Inc.(a)	109,897	422,005
		111,182,662
Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.(a)	1,381,314	26,880,370
American Well Corp., Class A(a)(b)	242,850	1,027,255
Doximity, Inc., Class A(a)	35,836	2,198,539
Evolent Health, Inc., Class A(a)	205,404	5,474,017
Inspire Medical Systems, Inc.(a)(b)	19,976	4,875,343
Multiplan Corp.(a)(b)	232,929	875,813
NextGen Healthcare, Inc.(a)	49,968	975,875
Omnicell, Inc.(a)(b)	108,034	13,966,635
Phreesia, Inc.(a)	180,902	5,569,973
Schrodinger, Inc.(a)	47,976	1,667,646
Tabula Rasa HealthCare, Inc.(a)	97,843	557,705
Teladoc Health, Inc.(a)(b)	16,556	1,256,766
		65,325,937
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.(a)(b)	226,438	2,964,073
Bloomin’ Brands, Inc.(a)	168,591	4,149,025
Cheesecake Factory, Inc.(a)	208,784	8,933,867
Dave & Buster’s Entertainment, Inc.(a)	46,529	2,016,567
Dine Brands Global, Inc.	16,813	1,409,602
Hilton Grand Vacations, Inc.(a)(b)	140,618	7,292,450
International Game Technology PLC	1,040,993	31,875,206
Papa John’s International, Inc.	153,972	16,447,289
PlayAGS, Inc.(a)	112,983	945,668
Rush Street Interactive, Inc.(a)	73,613	760,422
Shake Shack, Inc., Class A(a)	213,485	15,951,599

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Sweetgreen, Inc., Class A(a)(b)	31,746	$ 804,126
Wingstop, Inc.	64,380	9,357,633
		102,907,527
Household Durables — 2.5%
Ethan Allen Interiors, Inc.	181,887	4,739,975
GoPro, Inc., Class A(a)(b)	1,025,170	8,816,462
Green Brick Partners, Inc.(a)	189,495	4,394,389
Hooker Furnishings Corp.	37,568	788,928
iRobot Corp.(a)	220,623	13,713,926
LGI Homes, Inc.(a)(b)	93,540	11,798,200
MDC Holdings, Inc.	754,629	33,460,250
Meritage Homes Corp.(a)	140,249	13,825,746
Sonos, Inc.(a)(b)	459,085	12,574,338
Tri Pointe Homes, Inc.(a)	57,943	1,296,185
		105,408,399
Household Products — 0.3%
Central Garden & Pet Co., Class A(a)(b)	268,507	11,825,048
Independent Power and Renewable Electricity Producers — 0.7%
Brookfield Renewable Corp., Class A	205,945	7,696,164
Clearway Energy, Inc., Class A	180,152	5,510,850
Clearway Energy, Inc., Class C	116,290	3,884,086
Sunnova Energy International, Inc.(a)(b)	680,927	13,720,679
		30,811,779
Insurance — 0.8%
CNO Financial Group, Inc.	39,484	954,328
Donegal Group, Inc., Class A	87,834	1,199,812
eHealth, Inc.(a)	43,701	679,114
Enstar Group Ltd.(a)	11,850	3,377,606
Genworth Financial, Inc., Class A(a)	565,989	2,297,915
Heritage Insurance Holdings, Inc.	199,866	1,115,252
RLI Corp.	99,458	10,094,987
Selective Insurance Group, Inc.	38,214	3,179,023
Selectquote, Inc.(a)	211,336	657,255
Trupanion, Inc.(a)(b)	123,370	11,057,653
		34,612,945
Interactive Media & Services — 0.1%
Eventbrite, Inc., Class A(a)	40,383	610,187
EverQuote, Inc., Class A(a)	101,773	1,514,382
fuboTV, Inc.(a)(b)	302,628	2,587,469
TrueCar, Inc.(a)	158,931	530,830
Yelp, Inc.(a)	19,548	662,482
		5,905,350
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A(a)	424,573	6,572,390
Lands’ End, Inc.(a)	66,517	1,128,128
Overstock.com, Inc.(a)(b)	233,625	13,293,262
RealReal, Inc.(a)	115,264	1,027,002
Shutterstock, Inc.	98,873	8,950,973
Stitch Fix, Inc., Class A(a)(b)	301,812	3,787,741
		34,759,496
IT Services — 1.3%
BigCommerce Holdings, Inc., Series 1(a)(b)	63,532	1,645,479
Conduent, Inc.(a)	1,428,217	6,955,417
CSG Systems International, Inc.	200,739	12,389,611
DigitalOcean Holdings, Inc.(a)	27,045	1,604,309
Hackett Group, Inc.	148,651	3,080,049
International Money Express, Inc.(a)	76,131	1,222,664
Limelight Networks, Inc.(a)(b)	322,175	1,259,704
LiveRamp Holdings, Inc.(a)	350,355	15,121,322
Security	Shares	Value
IT Services (continued)
Paymentus Holdings, Inc., Class A(a)(b)	44,873	$ 1,033,874
Perficient, Inc.(a)	71,228	7,258,133
TTEC Holdings, Inc.	17,788	1,414,146
Verra Mobility Corp.(a)	110,359	1,854,031
		54,838,739
Leisure Products — 0.1%
Malibu Boats, Inc., Class A(a)	66,445	4,629,223
Life Sciences Tools & Services — 1.2%
Berkeley Lights, Inc.(a)	292,012	2,239,732
Bionano Genomics, Inc.(a)(b)	224,750	480,965
Codexis, Inc.(a)	295,998	5,899,240
Medpace Holdings, Inc.(a)	104,243	15,946,052
NanoString Technologies, Inc.(a)	188,423	6,681,480
NeoGenomics, Inc.(a)	324,358	6,944,505
Pacific Biosciences of California, Inc.(a)	356,712	4,252,007
Personalis, Inc.(a)	455,594	4,783,737
Quanterix Corp.(a)	27,603	931,325
Repligen Corp.(a)(b)	16,820	3,308,494
Seer, Inc.(a)(b)	44,423	680,560
Singular Genomics Systems, Inc.(a)	68,004	559,673
		52,707,770
Machinery — 2.8%
Alamo Group, Inc.	3,681	512,064
Albany International Corp., Class A	7,933	696,676
Altra Industrial Motion Corp.	288,083	12,234,885
Astec Industries, Inc.	78,675	3,918,015
Columbus McKinnon Corp	15,414	703,495
Desktop Metal, Inc., Class A(a)	616,427	2,564,336
EnPro Industries, Inc.	7,462	824,103
ESCO Technologies, Inc.	8,961	623,417
Evoqua Water Technologies Corp.(a)	269,531	11,498,192
Franklin Electric Co., Inc.	323,818	27,382,050
Hyliion Holdings Corp.(a)(b)	374,930	1,619,698
Hyster-Yale Materials Handling, Inc.	21,824	835,423
John Bean Technologies Corp.	43,936	4,981,024
Kennametal, Inc.	73,771	2,339,278
Manitowoc Co., Inc.(a)	392,125	6,481,826
Meritor, Inc.(a)(b)	106,719	3,800,264
Mueller Industries, Inc.	21,347	1,217,846
Proto Labs, Inc.(a)	145,857	8,201,539
Standex International Corp.	10,187	1,079,109
Terex Corp.	80,024	3,303,391
Trinity Industries, Inc.	41,322	1,192,553
Wabash National Corp.	107,662	1,834,561
Watts Water Technologies, Inc., Class A	107,833	15,522,560
Welbilt, Inc.(a)	205,315	4,853,647
		118,219,952
Marine — 0.0%
Costamare, Inc.	66,547	898,384
Matson, Inc.	8,918	987,847
		1,886,231
Media — 0.7%
AMC Networks, Inc., Class A(a)	203,583	8,438,515
Cardlytics, Inc.(a)	99,229	5,755,282
comScore, Inc.(a)	275,980	723,068
Entravision Communications Corp., Class A	328,128	2,100,019
EW Scripps Co., Class A(a)	222,651	4,956,211
Magnite, Inc.(a)	64,419	939,229
Scholastic Corp.	19,988	841,095

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
Sinclair Broadcast Group, Inc., Class A	17	$ 510
TEGNA, Inc.	347,982	7,975,748
		31,729,677
Metals & Mining — 2.0%
Commercial Metals Co.	438,913	16,920,096
Constellium SE(a)	951,743	18,492,367
Materion Corp.	77,083	6,440,285
Novagold Resources, Inc.(a)(b)	545,034	3,804,337
Olympic Steel, Inc.	37,243	996,995
Ryerson Holding Corp.	119,455	3,120,165
Schnitzer Steel Industries, Inc., Class A	364,260	17,721,249
TimkenSteel Corp.(a)	118,244	2,131,939
Worthington Industries, Inc.	311,698	17,773,020
		87,400,453
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AFC Gamma, Inc.	27,422	541,584
Arbor Realty Trust, Inc.	994,747	17,905,446
Blackstone Mortgage Trust, Inc., Class A	246,484	7,833,262
Ellington Financial, Inc.	339,064	5,991,261
Granite Point Mortgage Trust, Inc.	81,023	909,078
Great Ajax Corp.	57,508	655,016
		33,835,647
Multiline Retail — 0.5%
Big Lots, Inc.	46,499	1,616,305
Dillard’s, Inc., Class A	20,360	5,104,456
Franchise Group, Inc.	79,172	3,337,100
Macy’s, Inc.	416,436	10,794,021
		20,851,882
Multi-Utilities — 0.8%
Black Hills Corp.	63,534	4,446,745
NorthWestern Corp.	475,379	28,750,922
		33,197,667
Oil, Gas & Consumable Fuels — 4.1%
Antero Resources Corp.(a)	634,599	14,551,355
Brigham Minerals, Inc., Class A	548,341	12,491,208
Callon Petroleum Co.(a)(b)	13,996	788,815
Centennial Resource Development, Inc., Class A(a)(b)	227,988	2,001,735
Chesapeake Energy Corp.	162,830	12,578,617
Civitas Resources, Inc.	13,806	696,789
Clean Energy Fuels Corp.(a)	902,313	6,559,816
CNX Resources Corp.(a)	192,908	3,152,117
CVR Energy, Inc.	144,083	2,505,603
Delek U.S. Holdings, Inc.(a)	549,665	9,470,728
Denbury, Inc.(a)	9,832	714,393
Evolution Petroleum Corp.	285,222	2,227,584
Golar LNG Ltd.(a)	61,879	1,076,695
Green Plains, Inc.(a)(b)	41,990	1,374,753
Laredo Petroleum, Inc.(a)	16,093	1,232,080
Magnolia Oil & Gas Corp., Class A	267,031	5,968,143
Matador Resources Co.	42,609	2,113,406
Murphy Oil Corp.	88,138	3,055,744
Nordic American Tankers Ltd.	365,912	885,507
Northern Oil and Gas, Inc.	46,125	1,156,815
Oasis Petroleum, Inc.	6,928	918,029
Ovintiv, Inc.	811,791	37,220,617
Par Pacific Holdings, Inc.(a)	362,992	4,936,691
PBF Energy, Inc., Class A(a)	502,927	8,358,647
Range Resources Corp.(a)	168,384	3,864,413
Ranger Oil Corp., Class A(a)	49,642	1,675,914
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SandRidge Energy, Inc.(a)	57,656	$ 770,861
Scorpio Tankers, Inc.	374,365	6,510,207
SM Energy Co.(b)	124,578	4,423,765
Southwestern Energy Co.(a)(b)	443,938	2,215,251
Talos Energy, Inc.(a)	327,869	5,150,822
Tellurian, Inc.(a)(b)	257,584	981,395
Vertex Energy, Inc.(a)(b)	372,911	2,479,858
W&T Offshore, Inc.(a)	1,421,640	6,909,170
World Fuel Services Corp.	142,963	4,051,571
		175,069,114
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	31,356	2,256,064
Verso Corp., Class A	41,538	1,101,173
		3,357,237
Personal Products — 0.5%
Medifast, Inc.	102,442	19,054,212
Nu Skin Enterprises, Inc., Class A	48,193	2,235,673
		21,289,885
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.(a)	135,091	2,012,856
Amphastar Pharmaceuticals, Inc.(a)	361,414	10,014,782
Arvinas, Inc.(a)	48,312	3,131,101
Atea Pharmaceuticals, Inc.(a)	610,949	3,873,417
BioDelivery Sciences International, Inc.(a)	187,019	1,043,566
Cassava Sciences, Inc.(a)(b)	100,191	4,259,119
Collegium Pharmaceutical, Inc.(a)	50,186	977,121
Corcept Therapeutics, Inc.(a)(b)	291,227	6,491,450
Endo International PLC(a)	263,549	819,637
Harmony Biosciences Holdings, Inc.(a)(b)	21,690	866,732
Intra-Cellular Therapies, Inc.(a)	25,504	1,414,962
Prestige Consumer Healthcare, Inc.(a)	357,747	21,296,679
Reata Pharmaceuticals, Inc., Class A(a)	29,536	967,009
Relmada Therapeutics, Inc.(a)	26,334	540,110
Revance Therapeutics, Inc.(a)	42,442	575,938
Supernus Pharmaceuticals, Inc.(a)	195,026	6,231,081
Theravance Biopharma, Inc.(a)(b)	83,787	843,735
Zogenix, Inc.(a)	87,079	2,286,695
		67,645,990
Professional Services — 1.9%
ASGN, Inc.(a)(b)	47,074	5,215,328
Forrester Research, Inc.(a)	49,403	2,565,498
Franklin Covey Co.(a)	106,505	4,909,881
Heidrick & Struggles International, Inc.	32,725	1,398,994
Insperity, Inc.	331,742	29,840,193
KBR, Inc.	131,153	6,510,435
Kelly Services, Inc., Class A	139,663	2,963,649
Kforce, Inc.	142,002	10,675,710
TriNet Group, Inc.(a)	182,358	15,921,677
Upwork, Inc.(a)	85,230	2,154,614
		82,155,979
Real Estate Management & Development — 1.6%
Cushman & Wakefield PLC(a)	86,548	1,897,132
FRP Holdings, Inc.(a)	33,420	1,936,021
Kennedy-Wilson Holdings, Inc.	516,183	11,428,292
Marcus & Millichap, Inc.(a)	561,573	27,927,025
Newmark Group, Inc., Class A	107,947	1,908,503
RE/MAX Holdings, Inc., Class A	197,534	5,854,908
Realogy Holdings Corp.(a)	903,197	16,420,121
RMR Group, Inc., Class A	71,519	2,084,064
		69,456,066

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail — 1.3%
ArcBest Corp.	54,439	$ 5,045,406
Covenant Logistics Group, Inc.(a)	146,127	3,289,319
Marten Transport Ltd.	138,516	2,389,401
Universal Logistics Holdings, Inc.	62,236	1,190,575
Werner Enterprises, Inc.	973,811	42,321,826
		54,236,527
Semiconductors & Semiconductor Equipment — 4.0%
Ambarella, Inc.(a)(b)	68,409	9,557,421
Amkor Technology, Inc.	158,240	3,587,301
Cirrus Logic, Inc.(a)	48,897	4,247,682
CMC Materials, Inc.	38,669	7,170,393
Ichor Holdings Ltd.(a)	261,662	9,218,352
Kulicke & Soffa Industries, Inc.	70,597	3,687,987
Lattice Semiconductor Corp.(a)	786,303	49,238,294
MaxLinear, Inc.(a)	12,392	760,249
Meta Materials, Inc.(a)(b)	379,057	814,973
Onto Innovation, Inc.(a)	21,506	1,854,032
Power Integrations, Inc.	269,406	24,246,540
Silicon Laboratories, Inc.(a)	238,567	36,670,134
SunPower Corp.(a)	45,930	823,525
Synaptics, Inc.(a)	66,874	15,276,028
Ultra Clean Holdings, Inc.(a)	96,714	4,430,468
		171,583,379
Software — 5.9%
ACI Worldwide, Inc.(a)	493,647	16,547,047
Alarm.com Holdings, Inc.(a)	62,794	4,133,729
Altair Engineering, Inc., Class A(a)(b)	77,804	5,167,742
Appian Corp.(a)	108,764	6,630,253
Asana, Inc., Class A(a)(b)	118,684	6,502,696
Avaya Holdings Corp.(a)	77,503	1,067,216
Blackline, Inc.(a)	6,963	524,384
Box, Inc., Class A(a)	708,032	18,132,700
Braze, Inc., Class A(a)	1,176	49,615
BTRS Holdings, Inc., Class A(a)	248,742	1,517,326
Digital Turbine, Inc.(a)	153,694	7,451,085
Envestnet, Inc.(a)	46,959	3,513,472
Gitlab, Inc., Class A(a)(b)	17,661	1,029,106
JFrog Ltd.(a)(b)	83,750	2,074,488
LivePerson, Inc.(a)(b)	291,006	5,901,602
MicroStrategy, Inc., Class A(a)	5,182	2,295,626
Model N, Inc.(a)	46,639	1,146,853
Momentive Global, Inc.(a)	56,171	883,008
PagerDuty, Inc.(a)	752,669	25,455,266
Paylocity Holding Corp.(a)	8,213	1,744,770
Ping Identity Holding Corp.(a)	236,847	4,983,261
Progress Software Corp.	388,643	17,131,383
PROS Holdings, Inc.(a)	179,773	5,713,186
Rapid7, Inc.(a)(b)	156,433	16,184,558
RingCentral, Inc., Class A(a)	11,652	1,524,548
Sailpoint Technologies Holdings, Inc.(a)	157,616	6,520,574
Sprout Social, Inc., Class A(a)	183,501	11,947,750
SPS Commerce, Inc.(a)	51,810	6,727,529
Tenable Holdings, Inc.(a)	289,105	16,004,853
Varonis Systems, Inc.(a)	611,748	26,672,213
Workiva, Inc.(a)(b)	207,324	21,831,217
Yext, Inc.(a)	832,881	6,179,977
		253,189,033
Specialty Retail — 3.4%
Aaron’s Co., Inc.	136,323	2,861,420
Abercrombie & Fitch Co., Class A(a)	19,687	749,681
Academy Sports & Outdoors, Inc.(a)	230,858	7,472,873
Security	Shares	Value
Specialty Retail (continued)
American Eagle Outfitters, Inc.	557,252	$ 11,746,872
America’s Car-Mart, Inc.(a)	6,645	639,116
Asbury Automotive Group, Inc.(a)	53,924	10,467,188
Bed Bath & Beyond, Inc.(a)	135,038	2,280,792
Boot Barn Holdings, Inc.(a)	68,569	5,966,874
Buckle, Inc.	92,716	3,337,776
Camping World Holdings, Inc., Class A	66,091	2,029,655
Chico’s FAS, Inc.(a)	170,779	802,661
Citi Trends, Inc.(a)	40,489	1,510,645
Conn’s, Inc.(a)(b)	311,510	5,713,093
Designer Brands, Inc., Class A(a)	233,020	3,040,911
Group 1 Automotive, Inc.	41,683	7,583,388
Guess?, Inc.	42,196	924,092
Haverty Furniture Cos., Inc.	157,909	4,486,195
Hibbett, Inc.	41,834	1,885,877
MarineMax, Inc.(a)	238,563	10,916,643
Murphy USA, Inc.	26,674	4,821,059
National Vision Holdings, Inc.(a)(b)	177,948	6,525,353
Rent-A-Center, Inc.	43,149	1,225,863
Sally Beauty Holdings, Inc.(a)(b)	93,566	1,616,820
Shoe Carnival, Inc.	64,751	1,888,139
Signet Jewelers Ltd.	125,757	8,865,869
Sleep Number Corp.(a)(b)	28,154	1,849,718
Sonic Automotive, Inc., Class A	249,576	13,404,727
Tilly’s, Inc., Class A	123,986	1,574,622
Urban Outfitters, Inc.(a)(b)	560,296	15,413,743
Zumiez, Inc.(a)(b)	65,870	2,930,556
		144,532,221
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.(a)(b)	54,444	970,192
Super Micro Computer, Inc.(a)(b)	159,800	6,278,542
		7,248,734
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc.(a)	46,330	3,879,211
Fossil Group, Inc.(a)(b)	133,930	1,810,734
G-III Apparel Group Ltd.(a)	130,548	3,621,402
Kontoor Brands, Inc.	62,149	3,078,861
Oxford Industries, Inc.	48,470	4,284,263
Steven Madden Ltd.	60,526	2,582,039
Unifi, Inc.(a)	30,481	572,128
Vera Bradley, Inc.(a)	102,339	773,683
		20,602,321
Thrifts & Mortgage Finance — 2.9%
Essent Group Ltd.	953,906	42,143,567
Federal Agricultural Mortgage Corp., Class C	251,662	31,130,589
Flagstar Bancorp, Inc.	75,649	3,448,081
Merchants Bancorp	173,890	5,034,116
NMI Holdings, Inc., Class A(a)	109,579	2,535,658
Northwest Bancshares, Inc.	127	1,788
Premier Financial Corp.	249,357	7,647,779
Provident Bancorp, Inc.	47,828	782,466
Provident Financial Services, Inc.	27,836	660,548
Radian Group, Inc.	460,265	11,000,334
Riverview Bancorp, Inc.	243,197	1,889,641
Southern Missouri Bancorp, Inc.	19,934	1,068,064
Walker & Dunlop, Inc.	88,766	12,280,776
Washington Federal, Inc.	86,584	3,080,659
		122,704,066
Tobacco — 0.0%
Turning Point Brands, Inc.	14,614	489,861

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Small Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 2.3%
Applied Industrial Technologies, Inc.	257,759	$ 26,059,435
Boise Cascade Co.	142,501	11,391,530
GATX Corp.	7,973	850,161
GMS, Inc.(a)	106,375	5,770,844
H&E Equipment Services, Inc.	61,056	2,549,698
MRC Global, Inc.(a)	111,589	1,127,049
Rush Enterprises, Inc.	121,912	6,332,109
SiteOne Landscape Supply, Inc.(a)	214,136	36,923,470
Triton International Ltd.	26,204	1,721,079
Veritiv Corp.(a)	8,276	886,939
WESCO International, Inc.(a)	35,557	4,328,354
		97,940,668
Wireless Telecommunication Services — 0.0%
United States Cellular Corp.(a)	27,388	753,444
Total Common Stocks — 98.9% (Cost: $4,170,071,023)		4,245,262,907
Rights
Biotechnology — 0.0%
Alder Biopharmaceuticals, Inc., CVR(a)(c)	38,614	33,981
Flexion Therapeutics, Inc., CVR(a)(c)	73,745	45,722
		79,703
Household Durables — 0.0%
ZAGG, Inc., CVR(a)(b)(c)	122,846	11,056
Total Rights — 0.0% (Cost: $ —)		90,759
Total Long-Term Investments — 98.9% (Cost: $4,170,071,023)		4,245,353,666
Security	Shares	Value
Short-Term Securities(d)(e)
Money Market Funds — 4.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	84,844,323	$ 84,844,323
SL Liquidity Series, LLC, Money Market Series, 0.18%(f)	120,389,903	120,389,903
Total Short-Term Securities — 4.8% (Cost: $205,226,797)		205,234,226
Total Investments — 103.7% (Cost: $4,375,297,820)		4,450,587,892
Liabilities in Excess of Other Assets — (3.7)%		(160,461,629)
Net Assets — 100.0%		$ 4,290,126,263
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 51,282,606	$ 33,561,717(a)	$ —	$ —	$ —	$ 84,844,323	84,844,323	$ 1,922	$ —
SL Liquidity Series, LLC, Money Market Series	170,631,604	—	(50,202,773)(a)	(20,428)	(18,500)	120,389,903	120,389,903	743,456(b)	—
				$ (20,428)	$ (18,500)	$ 205,234,226		$ 745,378	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Advantage Small Cap Core Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	467	03/18/22	$ 47,739	$ 816,804
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,245,262,907	$ —	$ —	$ 4,245,262,907
Rights	—	—	90,759	90,759
Short-Term Securities
Money Market Funds	84,844,323	—	—	84,844,323
	$ 4,330,107,230	$ —	$ 90,759	4,330,197,989
Investments valued at NAV(a)				120,389,903
				$ 4,450,587,892
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 816,804	$ —	$ —	$ 816,804
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust